Shareholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Two Thousand Five Equity Incentive Plans	Dec. 31, 2013 Zone Labs Plan	Jan. 28, 2014 Subsequent Event	Jan. 31, 2014 Subsequent Event Two Thousand Five Equity Incentive Plans	Dec. 31, 2013 Employee Stock	Dec. 31, 2012 Employee Stock	Dec. 31, 2011 Employee Stock	Dec. 31, 2013 Stock Options Two Thousand Five Equity Incentive Plans	Dec. 31, 2013 Stock Options Two Thousand Five Equity Incentive Plans Minimum	Dec. 31, 2013 Stock Options Two Thousand Five Equity Incentive Plans Maximum	Dec. 31, 2013 Restricted Stock Units (RSUs) Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase	$ 3,072,528
Authorized amount under share repurchase programs								1,000,000
Shares repurchase, shares	10,148,834		9,483,090	5,591,687
Shares repurchase, value	537,829		466,164	300,000
Maximum period options granted to employees, officers and directors (in years)													7 years
Vesting period														4 years	5 years	4 years
Options and RSUs outstanding						13,508,075
Options outstanding	12,602,000	[1]	13,448,000	13,337,000	14,192,000		679
Ordinary shares available for future grant						65,134,597			19,000,000	1,066,876
Total intrinsic value of options exercised	90,352		61,564	73,973
Weighted average fair value granted under options	$ 16.17		$ 15.52	$ 17.04
Weighted average fair value granted under RSUs	$ 48.64		$ 54.76	$ 51.89
Total fair value of restricted stock units vested	17,738		22,806	22,753
Unrecognized compensation expense	107,818
Unrecognized compensation expense expected period of recognition (in years)	1 year 10 months 28 days
Options to purchase Ordinary shares reserved for issuance										6,000,000
Percentage of salary to purchase Ordinary shares										15.00%
Ordinary shares per employee, maximum										1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date										85.00%
Purchase of Ordinary shares by employees										354,487	309,559	374,050
Average price per share purchased by employees										$ 42.14	$ 44.15	$ 34.14
Compensation expense recognized										$ 3,973	$ 4,313	$ 3,400

[1]	As of December 31, 2013 , approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.